Stockholders Equity (Details)			3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 16, 2023 USD ($) $ / shares shares	Jul. 13, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2018 item shares	Feb. 28, 2023 $ / shares	Apr. 27, 2021 $ / shares shares
Stockholders' Equity
Maximum number of shares which the Company is authorized to issue										300,000,000
Preferred stock, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock shares Issued						12,977,234	12,904,574
Common Stock Shares Outstanding						12,977,234	12,904,574
Restricted shares issued in exchange for subscriptions receivable								292,250
Number of purchasers for restricted shares in exchange for subscriptions receivable | item								2
Interest rate for subscriptions receivable								4.00%
Preferred stock, shares issued			0		0	0	0
Issuances of common stock, net (in shares)		7,187,500
Net proceeds from sale of common stock | $					$ 14,931,171	$ 1,300,000
Sale of stock exercise price | $ / shares		$ 0.65875							$ 13.175
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Cash dividends were declared or paid | $			$ 0		$ 0	$ 0	$ 0
Common stock voting rights per share			1		1	1
Subsequent Events
Stockholders' Equity
Net proceeds from sale of common stock | $	$ 1,300,000
Aggregate of direct offering	2,846,300
Sale of stock exercise price | $ / shares	$ 0.527
IPO
Stockholders' Equity
Issuances of common stock, net (in shares)		359,375
Price per share (in dollars per share) | $ / shares		$ 4.00
Net proceeds from sale of common stock | $		$ 28,750,000
Underwriting commissions | $		2,415,000
Proceeds from Issuance of Warrants | $		100
Other offering expenses | $		$ 934,427
Common Stock
Stockholders' Equity
Maximum number of shares which the Company is authorized to issue										290,000,000
Issuances of common stock, net (in shares)			8,737,050	1,159,497			7,187,500
Preferred Stock
Stockholders' Equity
Maximum number of shares which the Company is authorized to issue										10,000,000